Business Combination - Additional information (Detail) - KRW (₩) ₩ in Millions	2 Months Ended	3 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Oct. 01, 2017	Sep. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Goodwill	₩ 1,915,017	₩ 1,915,017			₩ 1,932,452	₩ 1,908,590
S.M. LIFE DESIGN COMPANY JAPAN INC [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash				₩ 30,000
S.M. LIFE DESIGN COMPANY JAPAN INC [member] | Iriver Limted [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash				30,000
Goodwill				₩ 21,748
Revenue of acquiree since acquisition date		6,365
Profit (loss) of acquiree since acquisition date		₩ 1,244
S.M. Mobile Communications JAPAN Inc [member] | Iriver Limted [member]
Disclosure of detailed information about business combination [line items]
Goodwill			₩ 13,473
Revenue of acquiree since acquisition date	0
Profit (loss) of acquiree since acquisition date	₩ (103)